Liquidity, Financial Condition and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Liquidity Financial Condition And Managements Plans
Liquidity, Financial Condition and Management's Plans

Note 3 - Liquidity, Financial Condition and Management’s Plans

The Company has commenced its planned operations but has limited operating activities to date. The Company has financed its operations since inception using proceeds received from capital contributions made by its officers and proceeds in financing transactions.

Notwithstanding, the Company has limited revenues, limited capital resources and is subject to all of the risks and uncertainties that are typical of an early stage enterprise. Significant uncertainties include, among others, whether the Company will be able to raise the capital it needs to finance its longer-term operations and whether such operations, if launched, will enable the Company to sustain operations as a profitable enterprise.

Our working capital needs are influenced by our level of operations, and generally decrease with higher levels of revenue. The Company used approximately $0.5 million of cash in its operating activities for the six months ended June 30, 2018. The Company incurred $0.7 million net loss for the six months ended June 30, 2018. The Company had cash of approximately $32,000, digital currencies of approximately $0.14 million and a working capital of approximately $0.2 million at June 30, 2018. The Company expects to incur losses into the foreseeable future as it undertakes its efforts to execute its business plans.

The Company will require significant additional capital to sustain its short-term operations and make the investments it needs to execute its longer-term business plan. The Company’s existing liquidity is not sufficient to fund its operations and anticipated capital expenditures for the foreseeable future. The Company is currently seeking to obtain additional debt or equity financing, however there are currently no commitments in place for further financing nor is there any assurance that such financing will be available to the Company on favorable terms, if at all.

Because of recurring operating losses, net operating cash flow deficits, and an accumulated deficit, there is substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the financial statements. The condensed consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has not made adjustments to the accompanying condensed consolidated financial statements to reflect the potential effects on the recoverability and classification of assets or liabilities should the Company be unable to continue as a going concern.

The Company continues to incur ongoing administrative and other operating expenses, including public company expenses, in excess of revenues. While the Company continues to implement its business strategy, it intends to finance its activities by:

●	managing current cash and cash equivalents on hand from the Company’s past debt and equity offerings by controlling costs,

●	seeking additional financing through sales of additional securities

Note 3 - Liquidity, Financial Condition and Management’s Plans

The Company has commenced its planned operations but has limited operating activities to date. The Company has financed its operations since inception using proceeds received from capital contributions made by its officers and proceeds in financing transactions. On May 25, 2017, the Company raised $1 million in cash from four institutional investors in exchange for the issuance of 79,368 of a new class of Series C Convertible Preferred Stock (“Series C”) and three types of warrants as described below. The 79,368 Series C shares are initially convertible into 15,873,600 shares of common stock. The Series C is convertible at $0.07 per share or approximately $0.063 per share after giving effect to the additional $1,111,111. The Company is subject to a number of customary covenants and a restriction on the incurrence of indebtedness for one year. Within 120 days, the Company agreed to file a registration statement, now pending, which covers the common stock issuable upon exercise of the registrable securities described below. The registration statement covers 47,302,176 shares of common underlying the Series A Warrants, Additional Warrants, and Bonus Warrants. 15,873,600 Series A Warrants exercisable at $0.085 per share over a five-year period; 15,714,288 Additional Warrants exercisable at $0.085 per share over a period which is the earlier of (i) one-year after the effective date of a registration statement covering the warrant shares, or (ii) three years from the date of issuance. The Additional Warrants are callable by the Company for nominal consideration if the common stock trades above $0.17 per share and the daily volume is more than $50,000 for at least 20 trading days; 15,714,288 Bonus Warrants exercisable at $0.17 per share, over a three-year period. The Bonus Warrants are also callable for nominal consideration but the threshold price is more than $0.30 per share. The total gross proceeds raised were $1 million, with net proceeds of $925,114, after deducting the offering expenses. All of these securities, excluding the Bonus Warrants, are subject to price protection. On October 10, 2017, the Company entered into a Securities Purchase Agreement with four investors who committed $750,000 in cash and $250,000 in bitcoin in exchange for a new class of Series C-1 Convertible Preferred Stock (the “Series C-1”) and Series B Warrants exercisable at $0.135 per share. The Series C-1 is initially convertible into shares of the Company’s common stock at an effective price $0.085 per share. Both the Series C-1 and Series B Warrants are subject to adjustment in the event of future sales of the Company’s equity securities or common stock equivalents at a lower price, subject to elimination of the price protection on the Exchange Date. On October 24, 2017, upon filing its Form 10-Q for the six months ended June 30, 2017, the Company received an additional investment of $100,000 in the October Financing from a new investor who acquired shares of Series C-1 and Series B Warrants. The total gross proceeds raised were $1.1 million, with net proceeds of $825,005, after deducting the offering expenses.

Notwithstanding, the Company has limited revenues, limited capital resources and is subject to all of the risks and uncertainties that are typical of an early stage enterprise. Significant uncertainties include, among others, whether the Company will be able to raise the capital it needs to finance its longer-term operations and whether such operations, if launched, will enable the Company to sustain operations as a profitable enterprise.

Our working capital needs are influenced by our level of operations, and generally decrease with higher levels of revenue. The Company used approximately $1.5 million of cash in its operating activities for the year ended December 31, 2017. The Company incurred $45.1 million net loss for the year ended December 31, 2017. The Company had cash of approximately $303,000 and a working capital of approximately $0.9 million at December 31, 2017. The Company expects to incur losses into the foreseeable future as it undertakes its efforts to execute its business plans.

The Company will require significant additional capital to sustain its short-term operations and make the investments it needs to execute its longer-term business plan. The Company’s existing liquidity is not sufficient to fund its operations and anticipated capital expenditures for the foreseeable future. The Company is currently seeking to obtain additional debt or equity financing, however there are currently no commitments in place for further financing nor is there any assurance that such financing will be available to the Company on favorable terms, if at all.

Because of recurring operating losses, net operating cash flow deficits, and an accumulated deficit, there is substantial doubt about the Company’s ability to continue as a going concern for one year from the issuance of the financial statements. The consolidated financial statements have been prepared assuming the Company will continue as a going concern. The Company has not made adjustments to the accompanying consolidated financial statements to reflect the potential effects on the recoverability and classification of assets or liabilities should the Company be unable to continue as a going concern.

The Company continues to incur ongoing administrative and other operating expenses, including public company expenses, in excess of revenues. While the Company continues to implement its business strategy, it intends to finance its activities by:

●	managing current cash and cash equivalents on hand from the Company’s past debt and equity offerings by controlling costs,

●	seeking additional financing through sales of additional securities